Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	X-Square Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001901443
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2025
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
X-Square Municipal Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information — X-Square Municipal Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	X-Square Municipal Income ETF (the “Fund”) seeks to provide income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Fund (“Shares”). Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below. Please contact your financial intermediary about whether such a commission may apply to your transaction. More information about these fees is available from your financial intermediary and in Shareholder Information on page 21 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. During the most recent fiscal year of September 30, 2024, the Fund’s portfolio turnover rate was 53.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.76%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated based on amounts for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares. The example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a non-diversified portfolio of U.S. dollar-denominated municipal securities issued by Puerto Rico, Guam and the U.S. Virgin Islands.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes, if any) in tax-exempt municipal securities, the income from which is exempt from both federal and state income tax. The Fund expects to invest up to 100% of its assets in tax-exempt municipal securities issued by Puerto Rico, Guam and the U.S. Virgin Islands. Municipal securities may be of any maturity, duration or credit rating including those rated below investment grade (commonly known as “junk bonds”). The Fund considers non-investment grade fixed income securities to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).

Under normal market conditions, the Adviser expects to invest the Fund’s assets in accordance with the following ranges:

●	Puerto Rico: 65% - 80%

●	U.S. Virgin Islands: 10% - 25%

●	Guam: 5% - 10%

The Fund’s adviser, X-Square Capital LLC (the “Adviser”), identifies municipal security investments by analyzing the issuer’s legal and economic fundamentals, strength and quality of revenues and other fundamentals. The Adviser seeks to maximize the liquidity of the Fund’s portfolio by identifying individual bonds with favorable liquidity and trading volume characteristics. In seeking to provide attractive yield for the Fund, the Adviser will invest in individual bonds that it considers to be attractive relative values. In particular, the Adviser intends to analyze the macroeconomic environment of each issuer, including levels and trends of tax receipts, inflation, demographic trends, existing and proposed legislation, as well as their debt issuance calendar and ratios of debt to GDP and debt to GNP. Furthermore, as a consequence of the debt restructuring of Puerto Rico, its financial reporting has improved. This transparency enables the Adviser to conduct timely, fundamental analysis for tax supported debt, revenue bonds, industry factors, revenue trends, state of infrastructure, CAPEX trends and maintenance schedules.

The Fund is a “non-diversified” fund which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Other Principal Investments

During temporary defensive periods (e.g., in response to adverse market, economic or political conditions), the Fund may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objective under these circumstances. The Adviser’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year. The bar chart shows performance of the Shares for each calendar year since inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and supplemental index. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Fund performance current to the most recent month-end is available and may be obtained on the Fund’s website at www.xsquarecapital.com or by calling (787) 282-1621, which may provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(787) 282-1621
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.xsquarecapital.com
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 2.76% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -2.02% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2024 was 2.80%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, federal income taxes may not be applicable to certain Puerto Rico Investors (as such term is defined, and as further discussed, under “Dividends, Distributions and Taxes” below). After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

X-Square Municipal Income ETF | Fixed Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

X-Square Municipal Income ETF | Municipal Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk. The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality or other issuer, or an insurer of municipal securities, may make it difficult for it to pay interest and principal when due and may affect the overall municipal securities market. To the extent that the Fund invests a significant portion of its assets in the municipal securities of a particular state or U.S. territory or possession, there is greater risk that political, regulatory, economic or other developments within that jurisdiction may have a significant impact on the Fund’s investment performance. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. Municipal issuers have on occasion defaulted on obligations, been downgraded, or commenced insolvency proceedings.

The governments of Puerto Rico, Guam and the U.S. Virgin Islands are subject to the Puerto Rico Oversight Management, and Economic Stability Act which provides that any bankruptcy restructuring regarding these territories is to be overseen by a financial oversight and control board, instead of a bankruptcy court. Accordingly, the Fund may not receive the same treatment in a bankruptcy overseen by the financial oversight and control board as it would in a bankruptcy proceeding overseen by a court.

●

Puerto Rico. Because the Fund invests a substantial percentage of its assets in municipal bonds issued by Puerto Rico, the Fund is susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico.

●	Guam. Guam’s economy is heavily dependent upon support from the U.S. Treasury and tourism, particularly from Japan, which makes Guam’s economy sensitive to fluctuations in Japan’s economy.

●

U.S. Virgin Islands. The economy of the U.S. Virgin Islands is driven by tourism, which typically accounts for a substantial portion of gross domestic product and a significant share of employment. The U.S. Virgin Islands government carries a large public sector payroll and taxes continue account for a significant share of government revenues and had numerous years of budget imbalances.

X-Square Municipal Income ETF | Tax Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund will be treated as a “C” corporation for federal tax purposes. Because of its concentration in certain investments, the Fund is not eligible to elect to be a regulated investment company under the Internal Revenue Code. Accordingly, unlike such a company (which has no entity level federal income tax liability if it distributes all of its taxable income to its shareholders), the Fund generally is subject to federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to shareholders.

X-Square Municipal Income ETF | High-Yield Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High-Yield Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Defaulted securities or those subject reorganization proceeding may become worthless and are illiquid.

X-Square Municipal Income ETF | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

X-Square Municipal Income ETF | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes than a fund with a shorter average portfolio duration.

X-Square Municipal Income ETF | Absence of Prior Active Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Absence of Prior Active Market Risk. While the Shares are listed on the Fund’s listing exchange, there can be no assurance that active trading markets for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

X-Square Municipal Income ETF | Active Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

X-Square Municipal Income ETF | Authorized Participants Market Makers and Liquidity Providers Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as authorized participants (“Authorized Participants”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

X-Square Municipal Income ETF | Early Close/Trading Halt Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

X-Square Municipal Income ETF | ETF Structure Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●

Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o

In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

o

The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

o

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

o

In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

X-Square Municipal Income ETF | Issuer Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

X-Square Municipal Income ETF | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment. In stressed market conditions, the market for the Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Shares in turn could lead to differences between the market price of the Shares and the underlying value of those shares.

X-Square Municipal Income ETF | Market and Geopolitical Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, war, terrorism, regulatory events, governmental or quasi-governmental actions, and public health emergencies. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

X-Square Municipal Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.
X-Square Municipal Income ETF | Shares May Trade at Prices Other Than NAV Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

X-Square Municipal Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
X-Square Municipal Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZTAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.97%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.62%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,476
Annual Return 2024	rr_AnnualReturn2024	2.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.02%)
1 Year	rr_AverageAnnualReturnYear01	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023
X-Square Municipal Income ETF | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023
X-Square Municipal Income ETF | S&P GSCI Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2023

[1]	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
[2]	Acquired Fund Fees and Expenses, which are estimated based on amounts for the Fund’s initial fiscal period, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.00% of the Fund’s average daily net assets October 31, 2026. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of foregoing expense limit in place at the time of waiver/reimbursement or the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the Adviser.